Debt Disclosure: Convertible Debt (Tables)	3 Months Ended
Nov. 30, 2015
Tables/Schedules
Convertible Debt
	November 30, 2015	August 31,2015
Convertible Loans and Accrued Interest:
St. George Investments	$ 175,000	$ 275,000